Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (2,471,651)	$ 2,278,473
Adjustments to reconcile net (loss) income to cash (used in) provided by operating activities:
Change in fair market value of warrant liability	(164,679)	136,381
Stock-based compensation	5,808	48,706
Amortization of intangible assets	636,353	786,552
Change in operating assets and liabilities:
Accounts receivable	3,007,044	(3,015,295)
Accrued interest	99,337	192,415
Other current assets	16,110	(22,800)
Accounts payable and accrued liabilities	(1,518,662)	1,526,153
Net cash (used in) provided by operating activities	(390,340)	1,930,585
Cash flows from investing activities:
Purchase of intangible assets		(3,330,000)
Net cash used in investing activities		(3,330,000)
Cash flows from financing activities:
Proceeds from funding liability	1,834,381	6,000,000
Payment of funding liability	(1,525,502)	(4,127,702)
Net cash provided by financing activities	308,879	1,872,298
Net (decrease) increase in cash and cash equivalents	(81,461)	472,883
Cash and cash equivalents at beginning of year	563,484	90,601
Cash and cash equivalents at end of year	482,023	563,484
Non-cash investing and financing activities:
Interest added to principal	5,640	5,625
Cash paid during the period for:
Income taxes	100,000	30,000
Interest	$ 486,320	$ 969,930